Stock Incentive Plans - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares - Beginning Balance	163,177	154,810	149,118	145,350
Shares - Granted	8,288	12,363	12,720	9,838
Shares - Exercised	(479)	(1,398)	(926)	(114)
Shares - Forfeited and canceled	(750)	(2,598)	(6,102)	(5,956)
Shares - Ending Balance	170,236	163,177	154,810	149,118	145,350
Shares - Exercisable	57,485	41,230
Shares - Vested and expected to vest	153,913	145,907
Weighted- Average Exercise Price - Beginning Balance	$ 1,033	$ 990	$ 969	$ 1,000
Weighted- Average Exercise Price - Granted	3,100	1,560	1,216	1,032
Weighted- Average Exercise Price - Exercised	971	971	966	966
Weighted- Average Exercise Price - Forfeited and canceled	1,542	1,028	966	974
Weighted- Average Exercise Price - Ending Balance	1,131	1,033	$ 990	$ 969	$ 1,000
Weighted- Average Exercise Price - Exercisable	1,036	976
Weighted- Average Exercise Price - Vested and expected to vest	$ 1,123	$ 1,023
Weighted-Average Remaining Contractual Life (in years)	6 years 7 months 6 days	6 years 10 months 24 days	7 years 8 months 12 days	8 years 7 months 6 days	9 years 6 months
Weighted-Average Remaining Contractual Life (in years) - Exercisable	6 years 3 months 18 days	6 years 7 months 6 days
Weighted-Average Remaining Contractual Life (in years) - Vested and expected to vest	6 years 7 months 6 days	6 years 10 months 24 days
Aggregate Intrinsic Value - Beginning Balance	$ 337,358	$ 88,271	$ 30,652	$ 0
Aggregate Intrinsic Value - Ending Balance	402,520	337,358	$ 88,271	$ 30,652	$ 0
Aggregate Intrinsic Value - Exercisable	141,418	87,582
Aggregate Intrinsic Value - Vested and expected to vest	$ 365,110	$ 303,007